Note 8 - Financial Instruments - Classes of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents, Consisting of High Interest Savings Account, Measured at Amortized Cost [Member]
Financial assets:
Financial assets	$ 10,631	$ 7,940
Investments, Consisting of Guaranteed Investment Certificates, Measured at Amortized Cost [Member]
Financial assets:
Financial assets	798
Accounts Payable and Accrued Liabilities, Measured at Amortized Cost [Member]
Financial liabilities:
Financial liabilities	$ 1,765	$ 1,318